                         SUPPLEMENT TO YOUR PROSPECTUS

EFFECTIVE JANUARY 1, 2011, UNDER THE "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES" TABLE OF YOUR PROSPECTUS, THE FOLLOWING FUND INFORMATION IS DELETED AND REPLACED WITH:

                                                    DISTRIBUTION
                                                       AND/OR                              ACQUIRED
                                                       SERVICE                             FUND FEES
                                   MANAGEMENT          (12B-1)            OTHER               AND
UNDERLYING FUND                       FEE               FEES             EXPENSES          EXPENSES
-------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund -- Class IA                 0.610%              N/A              0.060%              N/A
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                   0.450%              N/A              0.050%              N/A

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER
                                     ANNUAL              AND/OR             NEW TOTAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund -- Class IA                 0.670%                N/A                0.670%
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                   0.500%                N/A                0.500%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8056